Offsetting financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	₩ 74,071,526	₩ 59,114,509
Gross amounts of recognized financial liabilities set off in the statement of financial position	32,291,342	28,328,688
Net amounts of financial liabilities presented in the statement of financial position	41,780,184	30,785,821
Related amounts not set off in the statement of financial position (Financial instruments)	20,753,569	19,998,507
Related amounts not set off in the statement of financial position (Cash collateral received)	1,000	11,693
Net amount	21,025,615	10,775,621
Derivatives and other financial instruments
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	30,494,674	20,315,089
Gross amounts of recognized financial liabilities set off in the statement of financial position	6,502,695	1,319,365
Net amounts of financial liabilities presented in the statement of financial position	23,991,979	18,995,724
Related amounts not set off in the statement of financial position (Financial instruments)	5,490,974	8,279,924
Related amounts not set off in the statement of financial position (Cash collateral received)	1,000	11,693
Net amount	18,500,005	10,704,107
Bonds sold under repurchase agreements
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	11,065,584	8,717,336
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	11,065,584	8,717,336
Related amounts not set off in the statement of financial position (Financial instruments)	10,260,684	8,717,336
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	804,900	0
Securities borrowed
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	897,129	1,135,614
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	897,129	1,135,614
Related amounts not set off in the statement of financial position (Financial instruments)	897,129	1,135,614
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	0
Domestic exchange settlement pending
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	31,605,249	28,936,661
Gross amounts of recognized financial liabilities set off in the statement of financial position	25,785,507	27,008,189
Net amounts of financial liabilities presented in the statement of financial position	5,819,742	1,928,472
Related amounts not set off in the statement of financial position (Financial instruments)	4,099,248	1,857,152
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	1,720,494	71,320
Payable from purchase of securities
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	3,148	1,607
Gross amounts of recognized financial liabilities set off in the statement of financial position	3,140	1,134
Net amounts of financial liabilities presented in the statement of financial position	8	473
Related amounts not set off in the statement of financial position (Financial instruments)	8	473
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	0
Insurance payables
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	5,742	8,202
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	5,742	8,202
Related amounts not set off in the statement of financial position (Financial instruments)	5,526	8,008
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 216	₩ 194